Schedule of Other income (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Income
Government grant	$ 59,003	$ 75,046	$ 19,600
Interest income	65,466	83,267
Service income	27,518	35,000
Rental income	123,469	157,040
Other income	591,124	751,850	385,688
Reversal of ECL			55,741
Other income	$ 866,580	$ 1,102,203	$ 461,029